Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related party transactions	Related party transactions
Our vessels are commercially managed by SCM and technically managed by SSM pursuant to the terms and conditions set forth under a revised master agreement which was effective as from January 1, 2018 (the "Revised Master Agreement").
The Revised Master Agreement may be terminated by either party upon 24 months' notice, unless terminated earlier in accordance with the provisions of the Revised Master Agreement. In the event of the sale of one or more vessels, a notice period of three months and a payment equal to three months of management fees will apply, provided that the termination does not amount to a change in control, including a sale of all or substantially all of our vessels, in which case a payment equal to 24 months of management fees will apply. SCM and SSM are related parties of ours. We expect that any additional vessels that we may acquire in the future will also be managed under the Revised Master Agreement or on substantially similar terms.
Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related parties) in the consolidated statements of income or loss and balance sheets are as follows:

	For the year ended December 31,
In thousands of U.S. dollars	2021	2020	2019
Pool revenue(1)
Scorpio MR Pool Limited	$256,874	$340,937	$261,727
Scorpio LR2 Pool Limited	180,912	369,476	260,893
Scorpio Handymax Tanker Pool Limited	50,143	105,355	103,150
Scorpio LR1 Pool Limited	47,053	87,028	66,009
Voyage revenue(2)	—	2,334	—
Voyage expenses(3)	(1,461)	(3,507)	(2,414)
Vessel operating costs(4)	(35,427)	(33,896)	(31,732)
Administrative expenses(5)	(13,557)	(13,876)	(12,975)

(1)These transactions relate to revenue earned in the Scorpio Pools. The Scorpio Pools are related parties. When our vessels are in the Scorpio Pools, SCM, the pool manager, charges fees of $300 per vessel per day with respect to our LR1/Panamax and Aframax vessels, $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture.  These are the same fees that SCM charges other vessels in these pools, including third party vessels. In September 2018, we entered into an agreement with SCM whereby SCM reimbursed a portion of the commissions that SCM charges the Company’s vessels to effectively reduce such to 0.85% of gross revenue per charter fixture, effective from September 1, 2018 and ending on June 1, 2019.
(2)These transactions relate to revenue earned in the spot market on voyages chartered through SSH, a related party.
(3)Related party expenditures included within voyage expenses in the consolidated statements of income or loss consist of the following:
•Expenses due to SCM, a related party, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. When not in one of the Scorpio Pools, each vessel pays (i) flat fees of $250 per day for LR1/Panamax and LR2/Aframax vessels and $300 per day for Handymax and MR vessels and (ii) commissions of 1.25% of their gross revenue per charter fixture.  These expenses are included in voyage expenses in the consolidated statements of income or loss. In September 2018, we entered into an agreement with SCM whereby SCM reimbursed a portion of the commissions that SCM charges the Company’s vessels to effectively reduce such to 0.85% of gross revenue per charter fixture, effective from September 1, 2018 and ending on June 1, 2019.
•Bunkers of $2.6 million, $3.6 million, and $0.8 million were purchased from a related party bunker provider during the years ended December 31, 2021, 2020, and 2019, respectively. These bunkers were purchased when our vessels were operating in the spot market, outside of the Scorpio Pools. Approximately $1.4 million, $2.9 million, and $0.3 million, respectively, of these purchases were consumed during the spot market voyages, and the remaining unconsumed portion was considered a working capital contribution to the pool (see below for a description on the accounting for working capital contributions to the Scorpio Pools) when the vessels re-joined the pools during the years ended December 31, 2021 and 2020, respectively.
•Voyage expenses of $19,175, $4,925 and $4,357 charged by a related party port agent during the years ended December 31, 2021, 2020. and 2019 respectively. SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its regions.
(4)Related party expenditures included within vessel operating costs in the consolidated statements of income or loss consist of the following:
•Technical management fees of $32.7 million, $31.9 million, and $30.0 million charged by SSM, a related party, during the years ended December 31, 2021, 2020 and 2019 respectively. SSM’s services include day-to-day vessel operations, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants, and providing technical support. SSM administers the payment of salaries to our crew on our behalf. The crew wages that were administered by SSM (and disbursed through related party subcontractors of SSM) were $152.0 million, $146.0 million, and $138.9 million during the years ended December 31, 2021, 2020, and 2019 respectively. SSM's annual technical management fee is a fixed fee of $175,000 per vessel plus certain itemized expenses pursuant to the technical management agreement.
•Vessel operating expenses of $2.7 million, $2.0 million, and $1.7 million charged by a related party port agent during the years ended December 31, 2021, 2020 and 2019, respectively. SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its regions.
(5)We have an Amended Administrative Services Agreement with SSH for the provision of administrative staff and office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH also administers the payroll for certain of our employees. SSH is a related party to us. The services provided to us by SSH may be sub-contracted to other entities within Scorpio. The expenses incurred under this agreement were recorded in general and administrative expenses in the consolidated statement of income or loss and were as follows:
•The expense for the year ended December 31, 2021 of $13.6 million included (i) administrative fees of $12.2 million charged by SSH, (ii) restricted stock amortization of $1.3 million, which relates to the issuance of an aggregate of 315,950 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan, and (iii) the reimbursement of expenses of $51,962 to SSH and $14,726 to SCM.
•The expense for the year ended December 31, 2020 of $13.9 million included (i) administrative fees of $12.6 million charged by SSH, (ii) restricted stock amortization of $1.2 million, which relates to the issuance of an aggregate of 315,950 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan and (iii) the reimbursement of expenses of $19,772 to SSH and $45,539 to SCM.
•The expense for the year ended December 31, 2019 of $13.0 million included (i) administrative fees of $11.4 million charged by SSH, (ii) restricted stock amortization of $1.1 million, which relates to the issuance of an aggregate of 221,900 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan and (iii) the reimbursement of expenses of $0.2 million to SSH and $0.2 million to SCM.
We had the following balances with related parties, which have been included in the consolidated balance sheets:

	As of December 31,
In thousands of U.S. dollars	2021	2020
Assets:
Accounts receivable (due from the Scorpio Pools) (1)	$36,216	$26,413
Accounts receivable and prepaid expenses (SSM) (2)	3,426	4,259
Other assets (pool working capital contributions) (3)	73,161	73,161
Liabilities:
Accounts payable and accrued expenses (SSM)	9,844	935
Accounts payable and accrued expenses (owed to the Scorpio Pools)	2,548	945
Accounts payable and accrued expenses (SSH)	1,888	404
Accounts payable and accrued expenses (related party port agent)	674	355
Accounts payable and accrued expenses (SCM)	25	58

(1)Accounts receivable due from the Scorpio Pools relate to hire receivables for revenues earned and receivables from working capital contributions. The amounts as of December 31, 2020 included $1.1 million of working capital contributions made on behalf of our vessels to the Scorpio Pools. Upon entrance into such pools, all vessels are required to make working capital contributions of both cash and bunkers. Additional working capital contributions can be made from time to time based on the operating needs of the pools. These amounts are accounted for and repaid as follows:
•For vessels in the Scorpio LR2 Pool, Scorpio LR1 Pool, Scorpio MR Pool and Scorpio Handymax Tanker Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from the pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or lease financed vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the consolidated balance sheets.
•For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.
(2)    Accounts receivable and prepaid expenses from SSM primarily relate to advances made for vessel operating expenses (such as crew wages) that will either be reimbursed or applied against future costs.
(3)     Represents the non-current portion of working capital receivables as described above.
Private Placement
In September 2019, we closed on a private placement with SSH for $15.0 million, in exchange for an aggregate of 517,241 of our common shares at $29.00 per share, as described in Note 14.
Other transactions
Starting in October 2019, we provided guarantees in respect of the payment obligations of a related party bunker provider (who is engaged in the procurement of bunkers on behalf of the Company and the Scorpio Pools) toward its physical suppliers. These guarantee agreements expired during the year ended December 31, 2021 and no amounts were paid to this provider under these guarantees during the years ended December 31, 2021 and 2020.
As described in Note 8, in August 2021, we acquired a minority interest in a portfolio of nine product tankers, consisting of five dual-fuel MR methanol tankers (built between 2016 and 2021) along with four ice class 1A LR1 product tankers. Two of the LR1 tankers that are part of this joint venture are commercially and technically managed by SCM and SSM, respectively.
 Key management remuneration
The table below shows key management remuneration for the years ended December 31, 2021, 2020 and 2019:

	For the year ended December 31,
In thousands of U.S. dollars	2021	2020	2019
Short-term employee benefits (salaries)	$5,488	$10,989	$10,821
Share-based compensation (1)	17,476	22,217	21,712
Total	$22,964	$33,206	$32,533

(1)Represents the amortization of restricted stock issued under our 2013 Equity Incentive Plan as described in Note 14.
For the purpose of the table above, key management are those persons who have authority and responsibility for making strategic decisions, and managing operating, financial and legal activities.
We have entered into employment agreements with the majority of our executives. These employment agreements remain in effect until terminated in accordance with their terms upon not less than between 24 months' and 36 months' prior written notice, depending on the terms of the employment agreement applicable to each executive. Pursuant to the terms of their respective employment agreements, our executives are prohibited from disclosing or unlawfully using any of our material confidential information.
Upon a change in control of us, the annual bonus provided under the employment agreement becomes a fixed bonus of between 150% and 250% of the executive’s base salary, and the executive may receive an assurance bonus equal to the fixed bonus, depending on the terms of the employment agreement applicable to each executive.
Any such executive may be entitled to receive upon termination an assurance bonus equal to such fixed bonus and an immediate lump-sum payment in an amount equal to three times the sum of the executive’s then current base salary and the assurance bonus, and he will continue to receive all salary, compensation payments and benefits, including additional bonus payments, otherwise due to him, to the extent permitted by applicable law, for the remaining balance of his then-existing employment period. If an executive’s employment is terminated for cause or voluntarily by the employee, he shall not be entitled to any salary, benefits or reimbursements beyond those accrued through the date of his termination, unless he voluntarily terminated his employment in connection with certain conditions. Those conditions include a change in control combined with a significant geographic relocation of his office, a material diminution of his duties and responsibilities, and other conditions identified in the employment agreement.
There are no material post-employment benefits for our executive officers or directors. By law, our employees in Monaco are entitled to a one-time payment of up to two months salary upon retirement if they meet certain minimum service requirements.